Finance Costs, Net	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Finance Costs, Net [Abstract]
Finance costs, net

12.    Finance costs, net

	Three months ended December 31,
	2024 $	2023 $
Interest expenses (income)
Interest income	(51,472)	(109,807)
Interest expense on term loan (Note 5)	939,419	673,475
Interest expense on lease liabilities	46,264	71,039
Interest expense on credit facility (Note 5)	1,058,697	1,166,622
Interest expense on convertible notes (Note 5)	2,515,667	1,204,228
Interest expense on other loan (Note 5)	—	9,645
Interest expense on bridge loans (Note 5)	1,619,281	—
Interest expense on short term liability	39,224	—
Accretion and remeasurement of government grant liability (Note 7)	60,460	61,980
Accretion of note payables	229,032	—
SEPA issuance cost	537,777	—
Gain on bridge loan modification	(3,213,567)	—
Non-capitalizable financing costs	723,719	—
Capitalized borrowing costs	—	(2,320,533)
	4,504,501	756,649
Loss (gain) on revaluation of instruments carried at fair value
Warrant liability (Note 6)	1,883,640	(240,736)
Bridge loans	3,124,296	—
Conversion option (Note 5)	594,120	(2,722,547)
	5,602,056	(2,963,283)
Other
Gain on lease modification	—	(166,661)
Bank charges	5,188	18,452
Foreign exchange loss (gain)	3,635,139	(67,715)
	3,640,327	(215,925)

Finance costs, net	13,746,884	(2,422,558)

24.    Finance costs, net

	Years ended September 30,
	2024 $	2023 $	2022 $
Interest expenses (income)
Interest income	(334,751)	(223,594)	(40,251)
Gain on government grant liability modification	(252,874)	(4,332,173)	—
Gain on other loan settlement	—	(1,605,561)	—
Interest expense on term loan (Note 15)	3,048,079	2,016,587	1,830,360
Interest expense on lease liabilities	300,424	369,872	518,175
Interest expense on credit facility (Note 15)	4,827,753	4,843,390	3,630,814
Interest expense on convertible notes (Note 15)	7,814,330	1,067,932	—
Interest expense on bridge loans	477,776	138,347	—
Interest expense on short term liability	95,381	—	—
Interest expense on other loan (Note 15)	—	160,413	274,263
	Years ended September 30,
	2024 $	2023 $	2022 $
Accretion and remeasurement of government grant liability (Note 17)	271,088	74,335	(78,567)
Bridge loans issuance cost	—	350,000	—
SEPA commitment fee (Note 18)	512,775	—	—
Capitalized borrowing costs (Note 12)(1)	(8,243,627)	(3,898,829)	(6,994,197)
	8,516,354	(1,039,281)	(859,403)
Loss (gain) on revaluation of instruments carried at fair value
Warrant liability (Note 16)	(1,117,069)	—	—
Bridge loan	1,201,379	—	—
Convertible loans(2)	—	—	(6,089,300)
Contingent consideration payable(4)	—	—	(1,265,043)
Credit facility	—	—	225,105
Conversion option (Note 15)	(5,637,321)	21,100	—
	(5,553,011)	21,100	(7,129,238)
Other
Loss (gain) on lease modification (Note 11)	(204,146)	—	—
Non-capitalizable financing costs	255,281	—	—
Modification of convertible loans (Note 15)(2)	9,645	—	124,717
Net loss on debt extinguishments(3)	—	—	454,092
Loss on exercise of conversion option	366,957	—	—
Bank charges	71,999	64,166	91,840
Foreign exchange loss (gain)	(399,827)	224,057	(2,749,505)
	99,909	288,223	(2,078,856)
Finance costs, net	3,063,252	(729,958)	(10,067,497)

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(1)      The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the years ended September 30, 2024, 2023 and 2022 was 22.8%, 17% and 16%, respectively.

(2)      On November 1, 2021, the Company amended the convertible loans to increase the discount of the conversion feature to 28% of the Class D-1 preferred shares to be issued. The change in fair value between September 30, 2021, and November 1, 2021, of $6,089,300 was recognized as a gain on revaluation in the consolidated statements of loss. The Company incurred costs for this modification of $124,717.

(3)      During the year ended September 30, 2022, the Company recorded a net loss on debt extinguishment of $454,092. The terms of the term loan were modified to remove the substantive equity conversion feature. The change was considered a fundamental change to the terms of the credit facility and was accounted for as an extinguishment of the existing term loan and recognition of a new loan. The carrying value of the term loan on November 1, 2021, amounting to $30,000,000 was derecognized and a loss on extinguishment, calculated as the difference between the amount derecognized and the initial measurement of the modified loan recognized at fair value amounting to $30,000,000, including transaction costs of $454,092. The new term loan is designated at amortized cost (Note 15).

(4)      On July 6, 2022, all remaining contingent shares were issued (42,594 common shares) to the selling shareholders, for a fair value of $2,215,739, resulting in a gain on revaluation of $1,265,043 recorded in Finance Costs, net in the consolidated statements of loss and comprehensive loss.